Active Passive Moderate Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Active/Passive Moderate Portfolio Blended Composite Benchmark: S&P 500® Index (28%), S&P 400® MidCap Index (7%), S&P SmallCap 600® Index (3%), MSCI EAFE® Index (15%), MSCI® Emerging Markets Index (6%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (30%), and ICE of BofA® US 3-Month Treasury Bill Index (2%)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.49%	7.35%	9.05%
Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Asset Allocation Portolio
Prospectus [Line Items]
Average Annual Return, Percent	14.46%	6.36%	8.21%